Financial Instruments - Additional Information (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments designated as hedging instruments, at fair value	$ (24,835,769)		$ (24,835,769)		$ (9,486,488)
Derivative financial instruments (cost) income, net	$ 9,437,395	$ 12,982,694	$ 6,649,056	$ 37,491,847